Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Interest income (Note 12)
Loans	[1]	$ 7,947	$ 8,117	$ 8,296
Securities	[1]	2,103	2,215	2,340
Securities borrowed or purchased under resale agreements	[1]	1,264	1,222	1,390
Deposits with banks and other	[1]	488	540	693
Interest income	[1]	11,802	12,094	12,719
Interest expense (Note 12)
Deposits		5,569	6,004	6,906
Securities sold short		133	141	133
Securities lent or sold under repurchase agreements		1,613	1,624	1,670
Subordinated indebtedness		88	93	107
Other		91	100	102
Interest expense		7,494	7,962	8,918
Net interest income		4,308	4,132	3,801
Non-interest income
Underwriting and advisory fees		297	245	181
Deposit and payment fees		249	252	246
Credit fees		285	269	245
Card fees		112	95	114
Investment management and custodial fees		611	595	553
Mutual fund fees		558	520	531
Income from insurance activities, net		85	81	84
Commissions on securities transactions		160	160	137
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		1,382	1,005	1,161
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		42	(11)	13
Foreign exchange other than trading (FXOTT)		114	86	97
Income (loss) from equity-accounted associates and joint ventures		77	26	26
Other		118	121	92
Non-interest income		4,090	3,444	3,480
Total revenue		8,398	7,576	7,281
Provision for credit losses (Note 5)		568	605	573
Non-interest expenses
Employee compensation and benefits		2,637	2,357	2,277
Occupancy costs		212	240	201
Computer, software and office equipment		734	827	696
Communications		98	96	96
Advertising and business development		94	121	88
Professional fees		88	88	65
Business and capital taxes		32	31	36
Other (Note 11)		434	419	419
Non-interest expenses		4,329	4,179	3,878
Income before income taxes		3,501	2,792	2,830
Income taxes		401	612	659
Net income		3,100	2,180	2,171
Net income attributable to non-controlling interests		7	6	8
Preferred shareholders and other equity instrument holders		106	116	88
Common shareholders		2,987	2,058	2,075
Net income attributable to equity shareholders		$ 3,093	$ 2,174	$ 2,163
Earnings per share (EPS) (in dollars) (Note 10)
Basic		$ 3.23	$ 2.21	$ 2.2
Diluted		3.21	2.2	2.19
Dividends per common share (in dollars)		$ 1.07	$ 0.97	$ 0.97

[1]	Interest income included $10.8 billion for the quarter ended January 31, 2026 (October 31, 2025: $11.0 billion; January 31, 2025: $11.5 billion), calculated based on the effective interest rate method.